AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 2005
SECURITIES ACT FILE NO. 33-12213
INVESTMENT COMPANY ACT FILE NO. 811-05037

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No.210	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 211	[X]

(Check Appropriate Box or Boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)
(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b).
[X]  on August 24, 2005 pursuant to paragraph (b).
[   ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on                             pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on                             pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 187 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on March 9, 2005 and pursuant to Rule 485(a)(1) would have become effective on May 23, 2005.

Post-Effective Amendment No. 190 was filed pursuant to Rule 485(b)(1)(iii) on May 19, 2005 for the sole purpose of extending the date upon which the Amendment was to become effective to June 15, 2005.

Post-Effective Amendment No. 197 was filed pursuant to Rule 485(b)(1)(iii) on June 9, 2005 for the sole purpose of extending the date upon which the Amendment was to become effective to June 30, 2005.

Post-Effective Amendment No. 200 was filed pursuant to Rule 485(b)(1)(iii) on June 28, 2005 for the sole purpose of extending the date upon which the Amendment was to become effective to July 29, 2005.

This Post-Effective Amendment No. 210 being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 24, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 210 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of July 2005.

Professionally Managed Portfolios

By: Robert M. Slotky*
       Robert M. Slotky
       President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 27, 2005.

Signature	Title

Steven J. Paggioli*
Steven J. Paggioli                                                                                    Trustee

Dorothy A. Berry*
Dorothy A. Berry                                                                                     Trustee

Wallace L. Cook*
Wallace L. Cook                                                                                       Trustee

Carl A. Froebel*
Carl A. Froebel                                                                                          Trustee

Rowley W. P. Redington*
Rowley W. P. Redington                                                                         Trustee

Robert M. Slotky*
Robert M. Slotky                                                                                      President

Eric W. Falkeis*
Eric W. Falkeis                                                                                          Treasurer and Principal Financial and Accounting Officer

* By /s/ Eric W. Falkeis
   Eric W. Falkeis
Attorney-in-Fact pursuant to Power of Attorney